Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2024	2023	2022
Net income attributable to equity holders of the parent - basic	$668,774	$546,898	$637,251
Convertible notes interest expense, accretion, and deferred financing amortization	—	—	19,584
Net income attributable to equity holders of the parent - diluted	$668,774	$546,898	$656,835

Basic weighted average number of shares	48,544,137	52,369,269	55,455,277
Effect of dilutive potential basic shares:
Restricted stock	2,330,185	2,158,478	2,610,544
Convertible notes	—	—	5,445,455
	2,330,185	2,158,478	8,055,999
Diluted weighted average number of shares	50,874,322	54,527,747	63,511,276

Earnings per share:
Basic	$13.78	$10.44	$11.49
Diluted	$13.15	$10.03	$10.34
During the years ended December 31, 2024 and 2023, potentially dilutive shares relating to unvested restricted stock were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 3,793,883 and 3,231,060, respectively, unvested shares of restricted stock.
During the year ended December 31, 2022, potentially dilutive shares relating to unvested restricted stock and our Convertible Notes Due 2022 and Convertible Notes Due 2025 were included in the computation of diluted earnings per share because their effect was dilutive. The inclusion of potentially dilutive shares of unvested restricted stock reflects the dilutive impact of 2,705,989 unvested shares of restricted stock. The inclusion of potentially dilutive shares relating to our Convertible Notes Due 2022 and Convertible Notes Due 2025 represents the potentially dilutive shares arising from these instruments for an aggregate of 7,661,365 shares. The Convertible Notes Due 2022 matured in May 2022 and were repaid in cash upon maturity. Accordingly, the potentially dilutive impact of this instrument is included in the weighted average number of shares for a portion of the period, through the maturity date. In December 2022, all of the holders of the Company's Convertible Notes Due 2025 converted their notes into an aggregate of 5,757,698 common shares of the Company. Accordingly, the potentially dilutive impact of this instrument was included in the weighted average number of shares for a portion of the period, through the conversion date.